Accounts Receivable, net - Loss Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, net
Balance at Beginning of year	$ 290	$ 0	$ 1,395
Charges to earnings	67	290	155
Amounts utilized / write-offs	(167)	0	(1,550)
Balance at end of year	$ 190	$ 290	$ 0